Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Unvested on Devember 31, 2023	247,934	495,867
Unvested on Devember 31, 2023	$ 3,769	$ 7,528
Granted shares	178,170	0
Granted shares, value	$ 3,149	$ 0
Vested shares	(426,104)	(247,933)
Vested shares, value	$ (6,918)	$ (3,759)
Unvested on December 31, 2024	0	247,934
Unvested on December 2024	$ 0	$ 3,769